Derivative Financial Instruments and Hedge Accounting	12 Months Ended
Mar. 31, 2024
Text Block1 [Abstract]
Derivative Financial Instruments and Hedge Accounting

7	DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGE ACCOUNTING
Derivative financial instruments include futures, forwards, swaps, options and other types of derivative contracts, which are transactions listed on exchanges or over-the-counter
(“OTC”) transactions. In the normal
course of business, the Group enters into a variety of derivatives for trading and risk management purposes. The Group uses derivatives for trading activities, which include facilitating customer transactions, market-making and arbitrage activities. The Group also uses derivatives to reduce its exposures to market and credit risks as part of its asset and liability management.
Derivatives are financial instruments that derive their value from the price of underlying items such as interest rates, foreign exchange rates, equities, bonds, commodities, credit spreads and other indices. The Group’s derivative financial instruments mainly consist of interest rate derivatives and currency derivatives. Interest rate derivatives include interest rate swaps, interest rate options and interest rate futures. Currency derivatives include foreign exchange forward transactions, currency swaps and currency options.
The tables below represent the derivative financial instruments by type and purpose of derivatives at March 31, 2024 and 2023.

	At March 31, 2024
	Trading			Risk Management (1)
	Notional amounts	Assets	Liabilities	Notional amounts	Assets	Liabilities

	(In millions)
Interest rate derivatives	¥1,605,292,805	¥5,800,416	¥6,767,410	¥68,026,939	¥622,922	¥919,304
Futures	120,819,693	15,729	34,583	12,514,178	1,856	833
Listed Options	143,990,400	28,161	12,567	—	—	—
Forwards	32,422,848	433	728	—	—	—
Swaps	1,032,971,282	4,871,182	4,870,581	55,302,412	621,066	883,197
OTC Options	275,088,582	884,911	1,848,951	210,349	—	35,274
Currency derivatives	237,338,471	3,273,460	1,754,088	20,877,091	130,459	2,250,866
Futures	11	—	185	—	—	—
Listed Options	—	—	—	—	—	—
Forwards	115,966,592	1,251,720	1,163,114	7,216,977	48,913	309,833
Swaps	110,747,232	1,832,664	327,555	13,660,114	81,546	1,941,033
OTC Options	10,624,636	189,076	263,234	—	—	—
Equity derivatives	3,386,924	50,587	145,501	—	—	—
Futures	2,069,970	13,497	30,860	—	—	—
Listed Options	667,923	19,943	27,585	—	—	—
Forwards	387,100	11	73,285	—	—	—
Swaps	25,202	79	589	—	—	—
OTC Options	236,729	17,057	13,182	—	—	—
Commodity derivatives	122,535	8,748	7,544	—	—	—
Futures	52,984	1,905	1,734	—	—	—
Listed Options	—	—	—	—	—	—
Forwards	—	—	—	—	—	—
Swaps	62,138	6,787	5,669	—	—	—
OTC Options	7,413	56	141	—	—	—
Credit derivatives	3,337,756	22,680	32,760	—	—	—

Total derivative financial instruments	¥1,849,478,491	¥9,155,891	¥8,707,303	¥88,904,030	¥753,381	¥3,170,170

	At March 31, 2023
	Trading			Risk Management (1)
	Notional amounts	Assets	Liabilities	Notional amounts	Assets	Liabilities

	(In millions)
Interest rate derivatives	¥1,691,197,124	¥5,025,797	¥6,380,627	¥65,003,591	¥763,819	¥1,032,506
Futures	129,630,431	37,084	36,633	8,746,711	5,990	2,836
Listed Options	262,156,548	87,651	52,918	—	—	—
Forwards	24,354,115	30,619	24,358	—	—	—
Swaps	1,036,174,625	4,059,518	4,100,097	56,071,259	757,829	1,008,337
OTC Options	238,881,405	810,925	2,166,621	185,621	—	21,333
Currency derivatives	220,393,641	2,571,317	1,629,519	21,600,130	203,864	1,376,767
Futures	1,114	145	—	—	—	—
Listed Options	—	—	—	—	—	—
Forwards	115,616,503	1,113,495	1,107,415	7,430,656	71,072	184,808
Swaps	93,961,952	1,282,512	352,236	14,169,474	132,792	1,191,959
OTC Options	10,814,072	175,165	169,868	—	—	—
Equity derivatives	2,372,833	54,508	42,208	—	—	—
Futures	1,369,369	11,259	16,491	—	—	—
Listed Options	565,733	9,312	17,713	—	—	—
Forwards	146,369	12,567	2	—	—	—
Swaps	39,235	433	2,554	—	—	—
OTC Options	252,127	20,937	5,448	—	—	—
Commodity derivatives	129,488	9,142	7,946	—	—	—
Futures	25,427	407	1,247	—	—	—
Listed Options	—	—	—	—	—	—
Forwards	—	—	—	—	—	—
Swaps	73,010	8,567	6,331	—	—	—
OTC Options	31,051	168	368	—	—	—
Credit derivatives	2,893,477	21,500	27,282	—	—	—

Total derivative financial instruments	¥1,916,986,563	¥7,682,264	¥8,087,582	¥86,603,721	¥967,683	¥2,409,273

(1)
Derivative financial instruments categorized as “Risk Management” are used for economic hedging, such as managing the exposure to changes in fair value of the loan portfolio, and are identified as hedging instruments under Japanese GAAP. Under IFRS, the Group applies hedge accounting for certain fixed rate debt securities in issue, borrowings, and debt instruments at fair value through other comprehensive income (“FVOCI”) and net investments in foreign operations. Derivative financial instruments designated as hedging instruments are also categorized as “Risk Management.”

Hedge accounting
The Group applies fair value hedge accounting and hedge accounting of net investments in foreign operations in order to reflect the effect of risk management activities on its consolidated financial statements.
Fair value hedges
The Group applies fair value hedge accounting to mitigate the risk of changes in the fair value of certain fixed rate financial assets and liabilities, and the risk of changes in the fair value of certain equity instruments elected to be measured at FVOCI.
For fair value hedges of interest rate risk, the Group designates as hedging instruments certain interest rate derivatives and establishes a hedge ratio by matching the notional of the derivative financial instruments with the principal amount of the hedged items. The Group assesses hedge effectiveness qualitatively by considering whether the critical terms of the hedged items and hedging instruments closely align. The Group further assesses hedge effectiveness quantitatively by comparing changes in the fair value of the hedged items held at amortized cost arising from changes in the interest rate benchmarks with those of the hedging instruments. If the hedged item is a financial asset measured at FVOCI, in the quantitative assessment, the Group compares changes in the fair value of the hedged items with those of the hedging instruments. Sources of hedge ineffectiveness include basis risk, timing differences between the hedged items and hedging instruments and the effect of the counterparty or the Group’s own credit risk on the fair value of the interest rate derivatives, which is not reflected in the fair value of the hedged item. The gain or loss on the hedging instrument is recognized in “Net trading income” in the consolidated income statements. The hedging gain or loss on the hedged item held at amortized cost adjusts the carrying amount of the hedged item, and is recognized in “Net trading income” in the consolidated income statements. If the hedged item is a financial asset measured at FVOCI, the hedging gain or loss on the hedged item is recognized in “Net trading income” in the consolidated income statements. If the hedge no longer meets the criteria for hedge accounting for reasons other than the derecognition of the hedged item, the adjustment to the hedged item for which the effective interest method is used is amortized to profit or loss over the period to maturity of the hedged item. When the hedged item is derecognized, the adjustment is recognized immediately in the consolidated income statements.
For fair value hedges of stock price risk, the Group had designated as hedging instruments equity derivatives with underlying instruments identical to the hedged items and had established a hedge ratio by aligning the number of shares of hedged items with that of equity derivatives used as hedging instruments. The Group assesses hedge effectiveness qualitatively by considering whether the critical terms of the hedged items and hedging instruments closely align and quantitatively by comparing changes in the fair value of the hedged items with those of the hedging instruments. Hedge ineffectiveness may arise from the effect of the counterparty or the Group’s own credit risk on the fair value of the equity derivatives and interest rate risk on the equity derivatives. There are no other sources of hedge ineffectiveness in the hedging relationships. Both the effective portion and ineffective portion of changes in the fair value of the hedging instruments are recognized in other comprehensive income, and amounts presented in other comprehensive income are not subsequently transferred to profit or loss.
The tables below represent the amounts related to items designated as hedging instruments at March 31, 2024 and 2023.

	Line item in the consolidated statements of financial position where the hedging instrument is included	At March 31, 2024			For the fiscal year ended March 31, 2024
		Notional amounts (1)	Carrying amounts		Change in value used for calculating hedge ineffectiveness
			Assets	Liabilities

		(In millions)
Interest rate risk
Interest rate swaps	Derivative financial instruments	¥9,668,621	¥123,466	¥669,733	¥(339,667)
Interest rate options	Derivative financial instruments	210,349	—	35,274	(18,543)
Stock price risk
Equity swaps	Derivative financial instruments	—	—	—	—

(1)
At March 31, 2024, the notional amount of interest rate swaps with remaining maturities of more than 12 months that are designated hedging instruments against interest rate risk is ¥8,478,975 million out of ¥9,668,621 million in total, and that of interest rate options with remaining maturities of more than 12 months that are designated hedging instruments against interest rate risk is ¥210,349 million, equal to the total notional amount.

	Line item in the consolidated statements of financial position where the hedging instrument is included	At March 31, 2023			For the fiscal year ended March 31, 2023
		Notional amounts (1)	Carrying amounts		Change in value used for calculating hedge ineffectiveness
			Assets	Liabilities

		(In millions)
Interest rate risk
Interest rate swaps	Derivative financial instruments	¥8,264,813	¥101,835	¥587,049	¥(290,527)
Interest rate options	Derivative financial instruments	185,621	—	21,333	(16,769)
Stock price risk
Equity swaps	Derivative financial instruments	—	—	—	3,174

(1)
At March 31, 2023, the notional amount of interest rate swaps with remaining maturities of more than 12 months that are designated hedging instruments against interest rate risk is ¥7,641,814 million out of ¥8,264,813 million in total, and that of interest rate options with remaining maturities of more than 12 months that are designated hedging instruments against interest rate risk is ¥185,621 million, equal to the total notional amount.

The amounts related to items designated as hedged items at March 31, 2024 and 2023 were as follows:

	Line item in the consolidated statements of financial position where the hedged item is included	At March 31, 2024	For the fiscal year ended March 31, 2024
		Carrying amounts	Change in value used for calculating hedge ineffectiveness

		(In millions)
Interest rate risk
Debt instruments at FVOCI	Investment securities	¥789,990	¥(11,612)
Debt securities in issue	Debt securities in issue	8,163,340	358,163
Borrowings	Borrowings	135,120	10,912
Stock price risk
Equity instruments at fair value through other comprehensive income	Investment securities	—	—

	Line item in the consolidated statements of financial position where the hedged item is included	At March 31, 2023	For the fiscal year ended March 31, 2023
		Carrying amounts	Change in value used for calculating hedge ineffectiveness

		(In millions)
Interest rate risk
Debt instruments at FVOCI	Investment securities	¥707,845	¥(90,536)
Debt securities in issue	Debt securities in issue	6,928,872	391,708
Borrowings	Borrowings	128,778	10,702
Stock price risk
Equity instruments at fair value through other comprehensive income	Investment securities	—	(3,199)
As for interest rate risk, the accumulated amounts of fair value hedge adjustments on the hedged items were a loss of ¥114,126 million and a loss of ¥89,440 million for assets, and were a profit of ¥672,759 million and a profit of ¥591,904 million for liabilities at March 31, 2024 and 2023, respectively. There were no balances remaining in the consolidated statements of financial position for any hedged items that had ceased to be adjusted for hedging gains and losses at March 31, 2024 and 2023.
As for interest rate risk, hedge ineffectiveness was included in “Net trading income” in the consolidated income statements, and amounted to a loss of ¥747 million and a profit of ¥4,578 million for the fiscal years
ended
March 31, 2024 and 2023, respectively. As for stock price risk, hedge ineffectiveness was included in “Other comprehensive income—Equity instruments at fair value through other comprehensive income” in the consolidated statements of comprehensive income, and amounted to nil and a loss of ¥25 million for the fiscal years ended March 31, 2024 and 2023, respectively.
Hedges of net investments in foreign operations
The Group applies hedge accounting of net investments in foreign operations to mitigate the foreign currency risk of exchange differences arising from the translation of net investments in foreign operations. The Group hedges the risk of changes in its equity, arising from the movement in the U.S. dollar exchange rate or other exchange rates against Japanese yen. Changes in foreign exchange rates would have an impact on the equity of the Group if it did not apply the hedge accounting.
The Group designates as hedging instruments foreign exchange forward contracts and foreign currency denominated financial liabilities. When the hedging instruments are foreign exchange forward contracts, the Group establishes a hedge ratio where the notional amounts on the foreign exchange forward contracts match the carrying amount of the hedged items. The Group designates as hedging instruments only the changes in the fair value of the spot element of the foreign exchange forward contracts, and assesses hedge effectiveness and calculates hedge ineffectiveness by comparing the changes in the carrying amounts of the hedging instruments that are attributable to a change in the spot rate with the changes in the net investments in foreign operations due to a movement in the spot rate. Therefore, the only sources of hedge ineffectiveness that is expected to arise from these hedging relationships are due to the effect of the counterparty or the Group’s own credit risk on the changes in the fair value of the hedging instruments. There are no other sources of hedge ineffectiveness in these hedge relationships.
When the hedging instruments are foreign currency denominated financial liabilities, the Group designates them as hedging instruments to the extent that the amounts do not exceed those of the hedged items, and establishes the hedge ratio by aligning the amounts of the hedging instruments with those of the hedged items. The Group assesses hedge effectiveness and calculates hedge ineffectiveness by comparing the changes in the carrying amounts of the liabilities that are attributable to a change in the spot rate with the changes in the net investments in foreign operations due to a movement in the spot rate. Therefore, no hedge ineffectiveness arises.

The effective portion of the gain or loss on the hedging instruments is recognized in other comprehensive income, whereas the ineffective portion of the gain or loss on the hedging instruments is recognized in “Net trading income” in the consolidated income statements. The cumulative gain or loss recognized in other comprehensive income is reclassified to profit or loss on the disposal or partial disposal of the foreign operations. On the other hand, changes in the fair value of the forward element of the foreign exchange forward contracts are recognized in “Net trading income” in the consolidated income statements because the Group designates as hedging instruments only the changes in the fair value of the spot element of the foreign exchange forward contracts, as stated above.
The tables below represents the amounts related to items designated as hedging instruments at March 31, 2024 and 2023.

	Line item in the consolidated statements of financial position where the hedging instrument is included	At March 31, 2024			For the fiscal year ended March 31, 2024
		Nominal amounts	Carrying amounts		Change in value used for calculating hedge ineffectiveness
			Assets	Liabilities

		(In millions)
Foreign exchange forward contracts	Derivative financial instruments	¥3,479,863	¥18,991	¥306,775	¥(340,765)
Foreign currency denominated financial liabilities	Debt securities in issue, Borrowings, Deposits	329,985	—	329,985	(39,012)

	Line item in the consolidated statements of financial position where the hedging instrument is included	At March 31, 2023			For the fiscal year ended March 31, 2023
		Nominal amounts	Carrying amounts		Change in value used for calculating hedge ineffectiveness
			Assets	Liabilities

		(In millions)
Foreign exchange forward contracts	Derivative financial instruments	¥3,088,524	¥48,483	¥147,366	¥(195,012)
Foreign currency denominated financial liabilities	Debt securities in issue, Borrowings, Deposits	287,072	—	287,072	(13,434)
The amounts related to items designated as hedged items for the fiscal years ended March 31, 2024 and 2023 were as follows:

	For the fiscal year ended March 31, 2024	At March 31, 2024
	Change in value used for calculating hedge ineffectiveness	Translating foreign operations reserve

	(In millions)
USD foreign operations	¥189,332	¥395,670
EUR foreign operations	143,018	310,492
THB foreign operations	22,204	79,281
Other foreign operations	25,223	88,450

Total	¥379,777	¥873,893

	For the fiscal year ended March 31, 2023	At March 31, 2023
	Change in value used for calculating hedge ineffectiveness	Translating foreign operations reserve

	(In millions)
USD foreign operations	¥98,413	¥206,338
EUR foreign operations	72,926	167,474
THB foreign operations	22,204	57,077
Other foreign operations	14,903	63,227

Total	¥208,446	¥494,116

The balances remaining in the foreign currency translation reserve from hedging relationships for which hedge accounting is no longer applied were ¥2,496 million and ¥37,927 million at March 31, 2024 and 2023, respectively.
Changes in the translating foreign operations reserve of ¥379,777 million and ¥208,446 million were offset by hedges of net investment in foreign operations for the fiscal years ended March 31, 2024 and 2023, respectively. There was no hedge ineffectiveness recognized in “Net trading income” for the fiscal years ended March 31, 2024 and 2023.
Credit derivatives
The Group enters into credit derivatives to manage the risk of its commercial banking credit portfolio containing loans by hedging economically, as well as diversifying the credit exposure in the portfolio, and to undertake credit loss protection transactions based on the needs from customers as financial intermediation. The tables below provide the notional amounts and the fair value of credit derivatives by purpose of transactions at March 31, 2024 and 2023.

	At March 31, 2024
	Protection purchased			Protection sold
	Notional amounts	Assets	Liabilities	Notional amounts	Assets	Liabilities

	(In millions)
Managing the Group’s credit risk portfolio	¥1,826,583	¥1,289	¥29,773	¥1,444,296	¥21,198	¥2,168
Trading purposes	30,707	—	426	—	—	—
Facilitating client transactions	32,500	168	393	3,670	25	—

Total	¥1,889,790	¥1,457	¥30,592	¥1,447,966	¥21,223	¥2,168

	At March 31, 2023
	Protection purchased			Protection sold
	Notional amounts	Assets	Liabilities	Notional amounts	Assets	Liabilities

	(In millions)
Managing the Group’s credit risk portfolio	¥1,502,814	¥4,738	¥16,442	¥1,347,591	¥16,456	¥10,542
Facilitating client transactions	36,702	251	203	6,370	55	95

Total	¥1,539,516	¥4,989	¥16,645	¥1,353,961	¥16,511	¥10,637

The following table summarizes the notional amounts of the Group’s credit derivative portfolio by type of counterparty at March 31, 2024 and 2023.

	At March 31, 2024		At March 31, 2023
	Protection purchased	Protection sold	Protection purchased	Protection sold

	(In millions)
Banks and broker-dealers	¥1,889,790	¥1,447,966	¥1,539,516	¥1,353,961
Insurance and other financial guaranty firms	—	—	—	—

Total	¥1,889,790	¥1,447,966	¥1,539,516	¥1,353,961